Comprehensive Text Block List (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(502)	$(377)	$1,210	$331
Other comprehensive income before reclassifications	506	(48)	(1,039)	(581)
Amounts reclassified from accumulated other comprehensive income	—	1,300	—	1,300
Net current period other comprehensive income	506	1,252	(1,039)	719
	$4	$875	$171	$1,050